EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 7) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	R$ 7,328	R$ 5,637	R$ 5,055
Preferred shares	R$ 7,328	R$ 5,637	R$ 5,055
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	R$ 733	R$ 564	R$ 506
Equity	R$ 21,777	R$ 19,457	R$ 17,473
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	R$ 14,495	R$ 12,950	R$ 11,630
Percentage applied to the portion of Equity	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	R$ 435	R$ 389	R$ 349
Minimum dividends required by the by-laws for the preferred shares	733	564	506
Mandatory dividend
Net income for the year	R$ 4,092	R$ 3,751	R$ 2,864
Mandatory dividend percentage	50.00%	50.00%	50.00%
Mandatory dividends - 50% of Net income	R$ 2,046	R$ 1,876	R$ 1,432
Unrealized earnings reserve	(835)	(835)	(835)
Reversal of the unrealized earnings reserve of 2019	835	835	835
Withholding income tax on Interest on equity	186	91	50
Minimum Dividend under the by-laws including income tax on interest on equity	2,232	1,967	1,482
Dividends recorded, as specified in the by-laws
Interest on Equity	1,983	956	553
Ordinary dividends	249	1,011	929
Total dividends for the preferred shares	1,486	1,309	986
Total dividends for the common shares	R$ 747	R$ 658	R$ 496
Unit value of dividends - R$
Minimum dividends required by the by-laws for the preferred shares	R$ 0.50	R$ 0.50	R$ 0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.01	1.16	0.99
Dividends proposed: Common (ON) shares	1.01	1.16	0.99
Dividends proposed: Preferred (PN) shares	R$ 1.01	R$ 1.16	R$ 0.99